INCOME TAXES - Components of loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Components of loss before income taxes
Loss subject to domestic income taxes	$ (719,636)	$ (277,244)
Loss subject to foreign income taxes	68	(90)
Loss before income taxes	$ (719,568)	$ (277,334)